Borrowings (Details) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jul. 01, 2023
Borrowings
Total non-current borrowings	$ 807,352	$ 663,070	$ 825,419
Current Borrowings	535,760	483,709	$ 531,977
Total borrowings	1,343,112	1,146,779
Other Borrowings [Member]
Borrowings
Total borrowings	18,224	14,256
NCN [Member]
Borrowings
Total borrowings	1,101,673	1,026,693
Bank Loans And Others [Member]
Borrowings
Total borrowings	208,780	59,609
Bank Overdrafts [Member]
Borrowings
Total borrowings	14,435	46,221
At Fair Value [Member]
Borrowings
Total borrowings	1,335,998	1,115,308
At Fair Value [Member] | Other Borrowings [Member]
Borrowings
Total borrowings	18,224	14,256
Non Convertible Notes At Fair Value [Member]
Borrowings
Total borrowings	1,094,559	995,222
Bank Loans And Others At Fair Value [Member]
Borrowings
Total borrowings	208,780	59,609
Bank Overdraft At Fair Value [Member]
Borrowings
Total borrowings	14,435	46,221
At Book Value [Member]
Borrowings
Total borrowings	$ 1,343,112	$ 1,146,779